SHORT TERM AND LONG TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM AND LONG TERM BORROWINGS
Schedule of short term and long term borrowings from commercial banks or other institutions

	Fixed annual		December 31,	December 31,
Funding Partners	interest rate	Term	2018	2019
			RMB	RMB
Short-term borrowings	8.2%	within 12 months	325,715	111,122
Current portion of long-term borrowings	5.9% - 9.8%	mature in 2020	298,873	152,303
Long-term borrowings	5.0% - 6.7%	2 - 4 years	481,801	241,026
			1,106,389	504,451